OTHER CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2019
Other Current Assets [Abstract]
Schedule of Other Current Assets [Table Text Block]	Other current assets consist of the following:

	September 30,
	2018	2019
	RMB	RMB

Advances to staff for business use	119	1,426
Deposits for rental	7	—
Others	121	162

	247	1,588